Loans and Advances to Customers - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Allowance for finance lease receivables included in loan loss provisions		€ 150	€ 337
Loan loss on provisions		4,491	4,515
Increase in loan loss provisions	[1]	656	676	€ 974
Other provisions		1,011	1,713
Provisions for loans and advances to customers [Member]
Disclosure of financial assets [line items]
Increase in loan loss provisions		688
Other provisions		4,491
Provisions for contingent liabilities [member]
Disclosure of financial assets [line items]
Other provisions		42
Non-credit replacement off balance sheet positions [Member]
Disclosure of financial assets [line items]
Increase in loan loss provisions		32
Other provisions		107
Loans and advances to central banks [Member]
Disclosure of financial assets [line items]
Loan loss on provisions		3
Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Loan loss on provisions		11
Securities at amortised cost [Member]
Disclosure of financial assets [line items]
Loan loss on provisions		11
Loans And Advances To Banks [Member]
Disclosure of financial assets [line items]
Loan loss on provisions		9
Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Increase in loan loss provisions		688	€ 676
Stage 1: 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Allowance for finance lease receivables included in loan loss provisions		5
Stage 1: 12-month expected credit losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Increase in loan loss provisions		80
Stage 2: Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Allowance for finance lease receivables included in loan loss provisions		11
Stage 2: Lifetime expected credit losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Increase in loan loss provisions		9
Stage 3: Lifetime Expected Credit Losses [member]
Disclosure of financial assets [line items]
Allowance for finance lease receivables included in loan loss provisions		134
Stage 3: Lifetime Expected Credit Losses [member] | Financial Assets Impaired [member]
Disclosure of financial assets [line items]
Increase in loan loss provisions		€ 599

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.